Fair Value Measurements - Schedule of Warrant Liabilities, Fair Value (Detail) - USD ($)		3 Months Ended		4 Months Ended	7 Months Ended
	Aug. 24, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Warrant Liabilities [Roll Forward]
Warrant liabilities beginning balance		$ 33,634,340		$ 26,602,699	$ 26,602,699
Initial fair value of warrant liabilities					(26,602,699)
Change in valuation		12,835,995	$ 2,581,086	2,581,086	(7,031,641)
Warrant liabilities ending balance		20,798,345	$ 29,183,785	$ 29,183,785	33,634,340
Fair Value, Recurring [Member]
Warrant Liabilities [Roll Forward]
Warrant liabilities beginning balance		33,634,340
Initial fair value of warrant liabilities					26,602,699
Change in valuation		(12,835,995)			7,031,641
Warrant liabilities ending balance		20,798,345			33,634,340
Fair Value, Recurring [Member] | Private Placement [Member]
Warrant Liabilities [Roll Forward]
Initial fair value of warrant liabilities	$ (13,116,725)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Warrant Liabilities [Roll Forward]
Warrant liabilities beginning balance		16,660,340
Initial fair value of warrant liabilities					13,116,725
Change in valuation		(6,763,995)			3,543,615
Warrant liabilities ending balance		9,896,345			16,660,340
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Sale [Member]
Warrant Liabilities [Roll Forward]
Warrant liabilities beginning balance		16,974,000
Initial fair value of warrant liabilities					13,485,974
Change in valuation		(6,072,000)			3,488,026
Warrant liabilities ending balance		$ 10,902,000			$ 16,974,000